Environmental and other provisions (Schedule of changes in provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions, beginning balance	$ 502,518	$ 365,474
Net additional provisions made	22,647	190,954
Disbursements	(26,440)	(29,864)
Unwinding of discount	8,498	4,988
Effect of change in estimate to inflation rates		(23,173)
Effect of change in discount rate	(184,508)	(9,982)
Effect of foreign exchange	(14,785)	2,762
Effect of change in share price	(4,599)	1,359
Provisions, ending balance	303,331	502,518
Decommissioning, restoration and similar liabilities [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	467,800	343,132
Net additional provisions made	13,440	172,023
Disbursements	(15,460)	(21,663)
Unwinding of discount	8,498	4,988
Effect of change in estimate to inflation rates		(23,173)
Effect of change in discount rate	(184,508)	(9,982)
Effect of foreign exchange	(13,368)	2,475
Effect of change in share price	0	0
Provisions, ending balance	276,402	467,800
Deferred share units [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	8,107	8,719
Net additional provisions made	1,184	1,233
Disbursements	0	(2,053)
Unwinding of discount	0	0
Effect of change in estimate to inflation rates		0
Effect of change in discount rate	0	0
Effect of foreign exchange	(386)	(18)
Effect of change in share price	(2,033)	226
Provisions, ending balance	6,872	8,107
Restricted share units [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	10,889	10,449
Net additional provisions made	3,866	5,523
Disbursements	(6,232)	(6,143)
Unwinding of discount	0	0
Effect of change in estimate to inflation rates		0
Effect of change in discount rate	0	0
Effect of foreign exchange	(352)	316
Effect of change in share price	(1,316)	744
Provisions, ending balance	6,855	10,889
Performance share unit [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	5,402	2,030
Net additional provisions made	239	2,993
Disbursements	(1,115)	0
Unwinding of discount	0	0
Effect of change in estimate to inflation rates		0
Effect of change in discount rate	0	0
Effect of foreign exchange	(287)	(10)
Effect of change in share price	(1,250)	389
Provisions, ending balance	2,989	5,402
Other provisions [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	10,320	1,144
Net additional provisions made	3,918	9,182
Disbursements	(3,633)	(5)
Unwinding of discount	0	0
Effect of change in estimate to inflation rates		0
Effect of change in discount rate	0	0
Effect of foreign exchange	(392)	(1)
Effect of change in share price	0	0
Provisions, ending balance	$ 10,213	$ 10,320